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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
                                          1275 Pennsylvania Avenue, NW
                                          Washington, D.C. 20004-2415
                                          202.383.0100 fax 202.637.3593
                                          www.sutherland.com
                                          ATLANTA AUSTIN HOUSTON
                                          NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

September 6, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    Registration Statement on Form N-4 (Class VA)


Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), the Account's initial registration statement (the "Initial Registration Statement") on Form N-4 for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Initial Registration Statement to September 30, 2011, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
---------------------------
W. Thomas Conner

Attachment
cc: Patrice M. Pitts, Esq.
    Michele H. Abate, Esq.
    John M. Richards, Esq.